CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Expenses
Consulting	$ 395,531	$ 651,776	$ 941,385
Depreciation	60,040	61,414	65,760
Director fees	27,245	93,727	225,797
Foreign exchange loss (gain)	32,004	283,632	(108,848)
Mineral property interests	485,904	1,642,510	5,147,673
Office and sundry	53,461	103,011	141,473
Professional	162,134	459,604	420,027
Rent	52,524	45,168	43,925
Salaries and benefits	295,859	372,806	543,256
Shareholder and investor relations	29,158	90,002	248,868
Tax on Argentine bank transactions and on assets	18,852	56,109	74,469
Transfer agent and filing	31,412	79,046	53,351
Travel	22,607	56,788	172,929
Loss before other items	(1,666,731)	(3,995,593)	(7,970,065)
Interest income	3,316	57,275	65,562
Miscellaneous income	17,097	27,271	0
Gain on short-term investments	61,439	0	0
Interest expense	(38,972)	(38,254)	(1,328)
Net loss for the year before income taxes	(1,623,851)	(3,949,301)	(7,905,831)
Income tax expense	(31,373)	(14,189)	(22,119)
Net loss for the year	(1,655,224)	(3,963,490)	(7,927,950)
Other comprehensive loss
Unrealized loss on foreign exchange translation	(20,282)	(18,689)	(44,182)
Comprehensive loss for the year	$ (1,675,506)	$ (3,982,179)	$ (7,972,132)
Net loss per share - basic and diluted	$ (0.02)	$ (0.05)	$ (0.11)
Weighted average number of shares outstanding - basic and diluted	88,860,773	79,524,172	71,669,755